Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001171324_SupplementTextBlock
HATTERAS ALPHA HEDGED STRATEGIES FUND

a series of Hatteras Alternative Mutual Funds Trust

No Load | Class A | Class C | Institutional Class

January 10, 2014

Supplement to the Prospectus and Statement of Additional Information (“SAI”)

dated April 30, 2013, as previously supplemented

Effective January 1, 2014, Hatteras Alternative Mutual Funds, LLC (the “Advisor”) has contractually agreed to lower the Net Annual Fund Operating Expenses for No Load, Class A and Class C shares of the Hatteras Alpha Hedged Strategies Fund (the “Fund”) as follows:

	Prior Expense Limits	New Expense Limits
No Load	3.99%	2.99%
Class A	3.99%	3.49%
Class C	4.74%	4.24%

No changes have been made to the amount of the expense limit for the Fund’s Institutional Class shares. The Advisor has contractually agreed to waive its operating services fees and/or pay expenses of the Funds to ensure that the Fund’s Net Annual Fund Operating Expenses (excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses) do not exceed the annual rates described in the table above through at least April 30, 2015.

As a result of the above changes, effective immediately, all references in the Prospectus and SAI to the Fund’s prior expense limitations are deleted and replaced with the new expense limitations and all references to the effective period for such expense limitations are revised to state “through at least April 30, 2015.”

Additionally, effective immediately, the information in the Fund’s Prospectus under “Fees and Expenses of the Fund” beginning on page 2 is deleted and replaced with the information on the following page:

Risk/Return [Heading]	rr_RiskReturnHeading	Hatteras Alpha Hedged Strategies Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Alpha Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on page 68 of the Fund’s Prospectus and the “Purchase, Redemption and Pricing of Shares” section on page 50 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Alpha Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this Supplement with your Prospectus and SAI for future reference.
no load
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Operating Services Fee	rr_Component2OtherExpensesOverAssets	1.59%
Interest Expense and Dividends on Short Positions of Underlying Investments	rr_Component3OtherExpensesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	2.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.92%
Less: Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.08%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.84%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 386
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,382
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,380
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,882
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Operating Services Fee	rr_Component2OtherExpensesOverAssets	1.59%
Interest Expense and Dividends on Short Positions of Underlying Investments	rr_Component3OtherExpensesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	2.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.92%
Less: Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	4.34%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund's Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	890
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,834
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,780
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,151
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Operating Services Fee	rr_Component2OtherExpensesOverAssets	1.59%
Interest Expense and Dividends on Short Positions of Underlying Investments	rr_Component3OtherExpensesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	2.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.67%
Less: Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	5.09%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	509
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,456
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Operating Services Fee	rr_Component2OtherExpensesOverAssets	0.84%
Interest Expense and Dividends on Short Positions of Underlying Investments	rr_Component3OtherExpensesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	1.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.92%
Less: Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.84%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	386
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,188
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,007
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,133

[1]	The net fees and expenses of the Fund (which exclude brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses) do not exceed 2.99%, 2.99%, 3.49% and 4.24% of average daily net assets for the Institutional Class shares, No Load shares, Class A shares and Class C shares, respectively (the "Expense Caps"). Hatteras Alternative Mutual Funds, LLC (the "Advisor") has contractually agreed to waive all or a portion of its operating services fees and/or pay expenses of the Fund to ensure that its Net Annual Fund Operating Expenses do not exceed the Expense Caps. The Expense Caps will remain in effect through at least April 30, 2015 and may be terminated only by the Hatteras Alternative Mutual Funds Trust's (the "Trust") Board of Trustees.
[2]	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.